Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
11.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Computers and equipment	87,374	133,823
Vehicle	508	508
Total	87,882	134,331
Less: accumulated depreciation	(20,589)	(61,895)
Property, plant and equipment, net	67,293	72,436

The Group had recorded depreciation expense of RMB2,244, RMB15,427 and RMB42,470 for the years ended December 31, 2018, 2019 and 2020, respectively. No impairment was recorded for the years ended December 31, 2018, 2019 and 2020.